Consolidated Balance sheets (Parentheticals) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Unamortized debt issuance costs (in Dollars)	$ 1,101,955	$ 1,222,525	$ 1,088,869
Common stock, par value (in Dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	750,000,000	750,000,000	750,000,000
Common stock, shares issued	5,512,524	5,507,108	5,391,871
Common stock, shares outstanding	5,481,921	5,478,470	5,374,499
Stock subscriptions, shares subscribed		0	546
Treasury stock, shares	30,603	28,638	17,372